Stock Option Plan (Detail Textual) (USD $)	3 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 10, 2013	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2014 2010 Stock Option Plan (the "Plan") Samplings	Dec. 31, 2013 2010 Stock Option Plan (the "Plan") Samplings	Dec. 31, 2012 2010 Stock Option Plan (the "Plan")	Mar. 31, 2014 2010 Stock Option Plan (the "Plan") Selling, General and Administrative Expenses	Dec. 31, 2013 2010 Stock Option Plan (the "Plan") Selling, General and Administrative Expenses	Dec. 31, 2012 2010 Stock Option Plan (the "Plan") Selling, General and Administrative Expenses	Mar. 31, 2013 2010 Stock Option Plan (the "Plan") Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock option granted	10 years						10 years
Percentage of voting power of common stock	10.00%						10.00%
Vested period of stock option	5 years						5 years
Percentage of exercise price to market value of common stock	100.00%						100.00%
Total fair value of stock option awards vested	$ 1,261						$ 122,000	$ 76,000
Fair value of options granted to employees							79,000
Number of expected sampling volatility of companies						5	5
Employee stock-based compensation cost	10,000								10,000	125,000	57,000
Number of common stock, shares authorized	100,000,000	100,000,000	1,000,000	100,000,000	1,000,000
Weighted-average vesting period						2 years 2 months 16 days	2 years 5 months 12 days
Maximum percentage of fair market of a share of common stock	110.00%						110.00%		10000.00%			10000.00%
Unrecognized estimated employee compensation cost	$ 1,261					$ 88,000	$ 98,000
Weighted-average fair value on the grant date of options granted to employees						$ 2,216	$ 0.30